Average Annual Total Returns{- Fidelity Pennsylvania Municipal Income Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 - Fidelity Pennsylvania Municipal Income Fund	Fidelity Pennsylvania Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Pennsylvania Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Pennsylvania Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB039 Past 1 year	LB039 Past 5 years	LB039 Past 10 years
Total	2.30%	4.09%	3.76%	2.27%	4.01%	3.68%	2.27%	3.76%	3.58%	1.52%	4.17%	3.72%	1.83%	4.51%	4.02%